CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2018
CONTRACT LIABILITIES
CONTRACT LIABILITIES

17.  CONTRACT LIABILITIES

The breakdown of contract liabilities is as follows:

a.	Current

	2017	2018
Prepaid pulse reload vouchers	4,800	4,413
Material rights for contract renewal	44	65
Others	583	774
Total	5,427	5,252

b.	Non-current

	2017	2018
IRU	205	258
Material rights for contract renewal	305	394
Others	14	—
Total	524	652

The balance of contract liabilities as of December 31, 2017 is presented as unearned income in the consolidated statements of financial position.

Contract liabilities at the beginning period which recognised as revenue in current year is Rp5,495 billion.